Debt Issuance Costs	12 Months Ended
Dec. 31, 2015
Debt Issuance Costs [Abstract]
Debt Issuance Costs

6.        Debt Issuance Costs

During 2014, the Company recorded $0.3 million to debt discount for the initial fair value of the warrant to purchase common stock and $0.03 million to deferred financing costs related to third party fees paid in connection to the Square 1 Bank loan, which are amortized over the 42 month term of the loan.

Total amortization expense for the debt issuance costs was $0.1 million and $0.04 million during fiscal year 2015 and 2014, respectively.